SHORT-TERM BORROWINGS - Non-Revolving Credit Facility (Details) - Credit facilities $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 1,600,000,000
Available liquidity		$ 1,200,000,000
Repayments of short-term borrowings		$ 1,003,000,000	$ 800	$ 0	$ 0
Changes In Significant Commitments
Disclosure of detailed information about borrowings [line items]
Repayments of short-term borrowings	$ 400,000,000